Banking facilities (Tables)	12 Months Ended
Mar. 31, 2016
Banking and Thrift [Abstract]
General banking facilities
	Amount available		Amount utilized		Amount unutilized		Terms of banking facilities as of
	March 31,		March 31,		March 31,		March 31, 2016
	2015	2016	2015	2016	2015	2016	Interest	Repayment
	$ in thousands		$ in thousands		$ in thousands		rate	terms
Import and export facilities

Combined limit	2,564	2,564	1,830	1,237	734	1,327

Including sub-limit of:
Notes payable	2,308	2,308	1,830	1,237	478	1,071	HIBOR* +2.5%	Repayable in full within 120 days
Bank overdrafts	641	641	-	-	641	641	Prime rate + 1%	Repayable on demand
Factoring	2,400	2,400	-	-	2,400	2,400	HIBOR* +1.5%	Repayable in 60 days

Other facilities
Export Documentary Credits	641	641	-	-	641	641
Short Term Loans	3,547	1,923	1,026	-	2,521	1,923	(Note A)	Revolving loan repayable in 30 days
Long Term Loans (1)	2,686	1,061	2,350	506	336	555	(Note A)	Term loans repayable monthly over 3 years.

	9,438	6,189	5,206	1,743	4,232	4,446

Note A: HIBOR* +2.25% for loans in Hong Kong. People's Bank of China’s loan benchmark interest rate times 110% for loans in PRC.

(1) A clause in the banking facilities states that the term loans are subject to review any time and also subject to the bank's overriding right of repayment on demand, including the right to call for cash cover on demand for prospective and contingent liabilities.  Therefore, all long-term loans were classified as current liabilities in the consolidated balance sheets.

* HIBOR is the Hong Kong Interbank Offer Rate

Short-term borrowings
	During the fiscal year ended March 31,
	2015	2016

Bank overdrafts	6.00%	6.00%
Notes payable	2.92%	2.94%
Term Loan in Hong Kong	2.47%	2.50%
Term Loan in PRC	6.77%	6.77%
Factoring	1.74%	1.74%